Share Capital and Additional Paid in Capital Authorized - Schedule of Share Purchase Warrants Outstanding and Exercisable (Details) - $ / shares		12 Months Ended
	Aug. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2023	Mar. 17, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding		22,518,894	19,633,911			17,631,350
Exercise Price	$ 1	$ 1.35	$ 1.18	$ 1	$ 1.24	$ 1.05
Remaining life (years)	6 years 10 months 28 days
Expiry Date	Jun. 30, 2030
Exercise Price One
Class of Warrant or Right [Line Items]
Outstanding		4,838,707	4,882,838
Exercise Price		$ 1.24	$ 1
Remaining life (years)		2 months 26 days	3 months 25 days
Expiry Date		Mar. 28, 2024	Apr. 26, 2023
Exercise Price Two
Class of Warrant or Right [Line Items]
Outstanding		7,537,313	192,500
Exercise Price		$ 1.5	$ 0.62
Remaining life (years)		2 years 3 months 29 days	3 months 25 days
Expiry Date		Apr. 29, 2026	Apr. 26, 2023
Exercise Price Three
Class of Warrant or Right [Line Items]
Outstanding		10,142,874	2,182,553
Exercise Price		$ 1	$ 0.39
Remaining life (years)		6 years 6 months	4 months 2 days
Expiry Date		Jun. 30, 2030	Apr. 26, 2023
Exercise Price Four
Class of Warrant or Right [Line Items]
Outstanding			4,838,707
Exercise Price			$ 1.24
Remaining life (years)			1 year 2 months 26 days
Expiry Date			Mar. 28, 2024
Exercise Price Five
Class of Warrant or Right [Line Items]
Outstanding			7,537,313
Exercise Price			$ 1.5
Remaining life (years)			3 years 3 months 29 days
Expiry Date			Apr. 29, 2026